Divestitures - Schedule of Intercompany Assets and Liabilities of Business Held for Sale (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Funds Withheld Receivable		$ 0.0
Other assets	$ 43.7	62.8
Disposal Group, Including Discontinued Operation, Assets, Current	28,929.2	601.0
Assets	35,849.7	33,580.1
Long Term Debt Current And Non Current	5,705.1	5,465.6
Accounts Payable and Accrued Liabilities, Current	632.3	589.8
Other liabilities	26.2	26.0
Disposal Group, Including Discontinued Operation, Liabilities, Current	26,851.3	412.1
Liabilities	33,902.8	31,762.9
Consumer Products Segment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	260.1	237.0
Disposal Group, Including Discontinued Operation, Assets, Current	1,979.9	1,974.8
Disposal Group, Including Discontinued Operation, Liabilities, Current	656.7	567.6
Disposal Group, Including Discontinued Operation, Other Assets, Current	24.0	32.7
Disposal Group, Including Discontinued Operation, Inventory, Current	279.2	290.7
Disposal Group, Including Discontinued Operation, Prepaid and Other Assets	39.7	40.6
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Current	196.8	176.0
Disposal Group, Including Discontinued Operations, Deferred charges and other assets	19.3	15.0
Disposal Group, Including Discontinued Operation, Goodwill, Current	348.9	345.2
Disposal Group, Including Discontinued Operation, Intangible Assets, Current	811.9	837.6
Disposal Group, Including Discontinued Operation, Current portion of long-term debt	17.3	18.7
Disposal Group, Including Discontinued Operation, Accounts Payable, Current	355.9	265.3
Disposal Group, Including Discontinued Operation, Accrued Liabilities, Current	37.6	43.3
Disposal Group, Including Discontinued Operation, Other Liabilities, Current	89.8	84.8
Disposal Group, Including Discontinued Operation, Debt	51.7	41.5
Deferred Income Tax Liabilities, Net	38.2	33.9
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent	66.2	80.1
Insurance Segment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Debt	$ 405.0	$ 398.8